Equity-based Compensation - Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	4 Months Ended	0 Months Ended		4 Months Ended		4 Months Ended				12 Months Ended							4 Months Ended		12 Months Ended
	Apr. 21, 2014	Apr. 16, 2014 Employee Stock Option	Apr. 16, 2014 Restricted Stock Units (RSUs)	Apr. 21, 2014 2014 Omnibus Incentive Plan	Apr. 16, 2014 2014 Omnibus Incentive Plan	Apr. 21, 2014 2014 Omnibus Incentive Plan Employee Stock Option	Apr. 21, 2014 2014 Omnibus Incentive Plan Restricted Stock Units (RSUs)	Apr. 21, 2014 2014 Omnibus Incentive Plan Immediate Vesting (10-Q), First Anniversary Vesting (10-K)	Apr. 21, 2014 2014 Omnibus Incentive Plan Four Year Vesting Employee Stock Option	Dec. 30, 2013 2011 and Prior Awards	Dec. 31, 2012 2011 and Prior Awards	Dec. 26, 2011 2011 and Prior Awards	Dec. 30, 2013 2011 and Prior Awards Performance Shares	Dec. 30, 2013 2011 and Prior Awards Immediate Vesting (10-Q), First Anniversary Vesting (10-K) Performance Shares	Dec. 30, 2013 2011 and Prior Awards Four Year Vesting Performance Shares	Dec. 30, 2013 2012 and 2013 Awards Performance Shares	Apr. 21, 2014 General and Administrative Expense [Member]	Apr. 22, 2013 General and Administrative Expense [Member]	Dec. 30, 2013 General and Administrative Expense [Member] 2011 and Prior Awards	Dec. 31, 2012 General and Administrative Expense [Member] 2011 and Prior Awards	Dec. 26, 2011 General and Administrative Expense [Member] 2011 and Prior Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized					1,905,799
Grants in period				497,120				250,000
IPO price per share (USD per share)				$ 15.00
Award expiration period						10 years
Award vesting period							3 years		4 years				5 years		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage														20.00%
Weighted average grant date fair value (USD per share)				$ 5.00
Restricted stock issued							6,666			0	0	108,997
Granted							$ 15.00			$ 0.00	$ 0.00	$ 0.93
General and administrative expenses		$ 1.20															$ 6.10	$ 0	$ 0.07	$ 0.10	$ 0.20
Accelerated compensation costs			4.9
Unrecognized compensation costs	$ 1.20									$ 0.06
Period of recognition	3 years 10 months 24 days									1 year 8 months 12 days
Grants outstanding																315,000